Consolidated and carve-out statements of operations and other comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF OPERATIONS
Research and development expenses	$ (50,180)	$ (43,035)	$ (15,980)
General and administrative expenses	(36,536)	(14,226)	(8,335)
Operating loss	(86,716)	(57,261)	(24,315)
Financial income	0	1	15
Financial expense	(36)	(1,118)	(50)
Foreign exchange differences, net	(193)	(1,565)	869
Loss before income taxes	(86,945)	(59,943)	(23,481)
Income taxes	(64)	0	0
Net loss	(87,009)	(59,943)	(23,481)
OTHER CONSOLIDATED COMPREHENSIVE INCOME OR LOSS, NET OF INCOME TAX
Remeasurement of net pension liabilities	457	(858)	(678)
Total items that will not be reclassified subsequently to profit or loss	457	(858)	(678)
Exchange differences arising on translation of foreign operations	853	801	338
Total items that may be reclassified subsequently to profit or loss	853	801	338
Total other comprehensive loss, net of income tax	1,310	(57)	(340)
Total comprehensive loss	$ (85,699)	$ (60,000)	$ (23,821)
LOSS PER SHARE
Basic loss per share (in USD per share)	$ (3.23)	$ (6.24)	$ (2.49)
Diluted loss per share (in USD per share)	$ (3.23)	$ (6.24)	$ (2.49)